Debt (Details) - USD ($)																		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 04, 2024	May 09, 2024	May 08, 2024	Apr. 11, 2024	Apr. 09, 2024	Mar. 27, 2024	Mar. 04, 2024	Feb. 11, 2024	Aug. 09, 2023	Aug. 04, 2023	Feb. 22, 2023	Feb. 09, 2023	Feb. 03, 2023	Jan. 03, 2023	Jul. 08, 2022	Oct. 08, 2021	Aug. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 12, 2024	Apr. 03, 2024	Feb. 09, 2024	Aug. 30, 2023	Aug. 11, 2023	Jul. 30, 2023	Jul. 07, 2023	Apr. 30, 2023	Feb. 14, 2023	Jan. 30, 2023	Jul. 26, 2022	Feb. 16, 2022
Debt [Line Items]
Principal amount																								$ 21,528
Loss on extinguishment of debt					$ 421,875														$ (778,875)			$ (1,200,750)			$ (2,039,815)
Outstanding principal balance																									$ 357,964
Net cash proceeds																						$ 2,974,900	1,410,000
Penalty percentage of outstanding debt																						35.00%
Percentage of probability rate																			75.00%			75.00%
Aggregate principal amount																								$ 2,109,375
Share per share (in Dollars per share)														$ 35.88										$ 5,460				$ 13								$ 5,460
Aggregate original issue discount																	$ 497,200
Total purchase price																	24,362,800
Payment of expenses																	617,825
Received net proceeds																	23,744,975
Purchase price for the acquisition																	10,687,500
Financing agent warrants																	14,424
Fair value amount																	$ 956,526
Interest percentage																	7.50%
Fair value																	$ 1,146,803						2,639,861
Prepayment fee percentage																								10.00%
Common stock conversion price per share (in Dollars per share)																								$ 35.88
Outstanding principal balance																								$ 23,052,078
Net of debt discounts																								$ 1,807,922
Subordinated convertible promissory notes percentage																								6.00%	6.00%
Convertible payable																								$ 3,360,000
Loss on extinguishment of debt																								$ 1,280,000
Bear interest payable																								6.00%
Trading days																	30 years
Subject to adjustments note agreement																	$ 13,000
Warrants purchase aggregate common shares (in Shares)												6	187	97
Common shares exercise price per share (in Dollars per share)															$ 5,460										$ 39				$ 102.96		$ 211.64	$ 260	$ 773.24	$ 0.13	$ 1,994.72
Total net cash proceeds								$ 1,000,000				$ 737,700	$ 2,271,818	$ 540,000		$ 499,600
Exercise price per share (in Dollars per share)				$ 38.47								$ 13	$ 35.88
Adjusted exercise price (in Dollars per share)				$ 34.97								$ 35.88	$ 35.88	$ 35.88	$ 0.001
Common shares (in Shares)				572						17,081	426								614,441			614,441		142,438	76,371	19,393	19,393
Short-Term Debt, Percentage Bearing Fixed Interest Rate																								12.00%
Bear interest rate																								16.00%
Accrued interest																								50.00%
Weighted average price common shares percentage																						80.00%		80.00%
Conversion price (in Dollars per share)																			$ 4.407			$ 4.407		$ 39
Conversion price per share (in Dollars per share)																								$ 5,460
Percentage of VWAP																								80.00%
Constitute derivative liabilities																								$ 39
Dividend yield																						0.00%		0.00%
Expected volatility																						160.80%		160.45%
Risk-free interest rate																						4.50%		4.68%
Conversion amount											$ 91,174							$ 730,814				$ 2,026,499
Converted common shares (in Shares)																		3,691
Percentage of Principal Amount of Remaining Cost										10.00%
Outstanding principal balance																								$ 1,222,408
Five-Year Warrants [Member]
Debt [Line Items]
Warrants purchase aggregate common shares (in Shares)												153				77
Common shares exercise price per share (in Dollars per share)																$ 7,800
Three-Year Warrant [Member]
Debt [Line Items]
Warrants purchase aggregate common shares (in Shares)																3
Exercise price per share (in Dollars per share)																$ 466.44
Common Stock [Member]
Debt [Line Items]
Share per share (in Dollars per share)																								$ 5,460
Convertible Promissory Notes [Member]
Debt [Line Items]
Share per share (in Dollars per share)																								$ 2,509
Securities Purchase Agreement [Member]
Debt [Line Items]
Interest rate																														20.00%
Principal amount																														$ 3,125,000
Private Placement of 20% OID Promissory Notes and Warrants [Member]
Debt [Line Items]
Interest rate					20.00%				20.00%
Principal payments																						1,437,500
Loss on extinguishment of debt									$ 421,875
Outstanding principal balance																			$ 2,531,250			$ 2,531,250
Private Placement of 20% OID Promissory Note [Member]
Debt [Line Items]
Interest rate								20.00%											50.00%			50.00%
Loss on extinguishment of debt																						$ 357,000
Principal conversion amount		$ 1,250,000				$ 2,500,000	$ 1,562,500	$ 1,250,000														$ 3,750,000
Net cash proceeds						$ 750,000	$ 250,000	$ 999,900
Penalty percentage of outstanding debt																						50.00%
Percentage of probability rate																			75.00%			75.00%
Amortization of Debt Discount (Premium)																						$ 1,393,100
Private Placement of 12% Promissory Note for Services [Member]
Debt [Line Items]
Interest rate			25.00%																12.00%			12.00%
Principal conversion amount																						$ 493,133
Penalty percentage of outstanding debt			50.00%
Default penalty																						50.00%
Percentage of probability rate			75.00%
Aggregate principal amount			$ 500,000
Net of debt discount																			$ 6,867			$ 6,867
Interest at a rate			12.00%
Interest increase			16.00%
Accrues interest			100.00%
Fair value of promissory note issued for services			12.00%
Market interest rate			13.76%
Fair value			$ 492,000
Amortized to interest expense			$ 8,000
Private Placement of 20% OID Promissory Note and Warrants [Member]
Debt [Line Items]
Interest rate				20.00%															20.00%			20.00%
Principal conversion amount																						$ 157,406
Net cash proceeds				$ 500,000
Penalty percentage of outstanding debt				40.00%																		40.00%
Aggregate principal amount				$ 625,000
Number of shares purchased (in Shares)				7,149
Share per share (in Dollars per share)				$ 34.97
Percentage of conversion price				90.00%																		90.00%
Trading day prior of conversion date																						5
Conversion price (in Dollars per share)																			$ 0.13			$ 0.13
Net of debt discount																			$ 467,594			$ 467,594
OID Promissory Note [Member]
Debt [Line Items]
Principal conversion amount	$ 2,472,000
Promissory Note and Series D Preferred Shares [Member]
Debt [Line Items]
Outstanding principal balance																			108,134			108,134
Net cash proceeds	475,000
Net of debt discount																			$ 558,533			$ 558,533
Interest at a rate																			8.00%			8.00%
Promissory Note and Series D Preferred Shares [Member]
Debt [Line Items]
Interest rate																			30.00%			30.00%
Secured Convertible Promissory Notes [Member]
Debt [Line Items]
Aggregate principal amount																	24,860,000
Notes bear interest description																								The notes bear interest at a rate per annum equal to the greater of (i) 4.75% plus the U.S. Prime Rate that appears in The Wall Street Journal from time to time or (ii) 8%; provided that, upon an event of default (as defined in the note agreement), such rate shall increase to 24% or the maximum legal rate.
6% Subordinated Convertible Promissory Notes [Member]
Debt [Line Items]
Principal amount																	2,391,734
Aggregate principal amount																								$ 5,880,345
Interest percentage																								10.00%
Subordinated convertible promissory notes percentage																								6.00%
Mast Hill Fund, L.P. [Member]
Debt [Line Items]
Principal amount																$ 600,000
Mast Hill and Leonite Fund I, LP [Member]
Debt [Line Items]
Principal amount														$ 604,000
Mast Hill and Leonite [Member]
Debt [Line Items]
Principal amount													$ 2,557,575
Principal conversion amount										$ 1,002,556
Mast Hill [Member]
Debt [Line Items]
Principal amount												$ 878,000
Warrants purchase aggregate common shares (in Shares)													223
Share-Based Payment Arrangement, Tranche One [Member] | Promissory Note and Series D Preferred Shares [Member]
Debt [Line Items]
Principal conversion amount	$ 666,667
Minimum [Member]
Debt [Line Items]
Accrues interest																								3.74%
Prepayment fee percentage																								8.00%
Minimum [Member] | Private Placement of 20% OID Promissory Note [Member]
Debt [Line Items]
Interest rate																			25.00%			25.00%
Minimum [Member] | Promissory Note and Series D Preferred Shares [Member]
Debt [Line Items]
Interest at a rate																			14.00%			14.00%
Maximum [Member]
Debt [Line Items]
Accrues interest																								9.94%
Prepayment fee percentage																								15.00%
Maximum [Member] | Private Placement of 20% OID Promissory Note [Member]
Debt [Line Items]
Interest rate																			30.00%			30.00%
Maximum [Member] | Promissory Note and Series D Preferred Shares [Member]
Debt [Line Items]
Interest at a rate																			36.00%			36.00%
Common Stock [Member]
Debt [Line Items]
Share per share (in Dollars per share)																												$ 13
Common shares (in Shares)																								615													30
Warrants purchase aggregate common shares (in Shares)												141	410
Exercise price per share (in Dollars per share)													$ 13
Adjusted exercise price (in Dollars per share)												$ 35.88
Common shares (in Shares)				7,149						7,746		1		97					10,123			10,123		142,438
Converted common shares (in Shares)																			3,260	19,568	332			6,808
Common Stock [Member] | Private Placement of 20% OID Promissory Note and Warrants [Member]
Debt [Line Items]
Conversion price (in Dollars per share)																			$ 0.13			$ 0.13
Dividend Yield [Member] | Private Placement of 20% OID Promissory Note and Warrants [Member]
Debt [Line Items]
derivative liabilities																			0			0
Expected Volatility [Member]
Debt [Line Items]
Expected volatility																								51.81%
Expected Volatility [Member] | Private Placement of 20% OID Promissory Note and Warrants [Member]
Debt [Line Items]
derivative liabilities																			236.98			236.98
Risk-free Interest Rate [Member] | Private Placement of 20% OID Promissory Note and Warrants [Member]
Debt [Line Items]
derivative liabilities																			5.31			5.31
Year of Term [Member] | Private Placement of 20% OID Promissory Note and Warrants [Member]
Debt [Line Items]
derivative liabilities																			3			3
Estimated Fair Value Price [Member] | Private Placement of 20% OID Promissory Note and Warrants [Member]
Debt [Line Items]
derivative liabilities																			31.2			31.2
6% Subordinated Convertible Promissory Notes [Member]
Debt [Line Items]
Net of debt discounts																	128,612
Accrued interest balance																	$ 534,750
Spartan Capital Securities, LLC [Member] | Private Placement of 20% OID Promissory Note and Warrants [Member]
Debt [Line Items]
Number of shares purchased (in Shares)				572
Share per share (in Dollars per share)				$ 38.47
Darbie & Co [Member]
Debt [Line Items]
Warrants purchase aggregate common shares (in Shares)													10
Exercise price per share (in Dollars per share)												$ 35.88
Private Placement [Member]
Debt [Line Items]
Accrued interest balance																								$ 45,956
Private Placement [Member] | Private Placement of 20% OID Promissory Note [Member]
Debt [Line Items]
Interest rate																			20.00%			20.00%
Private Placement [Member] | Promissory Note and Series D Preferred Shares [Member]
Debt [Line Items]
Interest rate																			35.00%			35.00%
Secured Convertible Promissory Notes [Member]
Debt [Line Items]
Accrued interest balance																								$ 881,711
Penalty [Member]
Debt [Line Items]
Accrued interest																								15.00%
Other Fees [Member]
Debt [Line Items]
Conversion amount										$ 1,536,582